SUPPLEMENT TO THE PROSPECTUSES, SUMMARY PROSPECTUSES AND
STATEMENT OF ADDITIONAL INFORMATION
OF
WELLS FARGO MUNICIPAL FIXED INCOME FUNDS
For the Wells Fargo Short-Term Municipal Bond Fund (the “Fund”)

Effective September 1, 2020, Brandon Pae and Nicholos Venditti are added as portfolio managers to the Fund.

I. Prospectus In the section entitled “Fund Summary – Fund Management” for the Fund, the Fund Management table is replaced with the following:

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Bruce R. Johns, Portfolio Manager / 2019 Brandon Pae, Portfolio Manager / 2020 Nicholos Venditti, Portfolio Manager / 2020

In the section entitled “Management of the Funds - The Sub-Adviser and Portfolio Managers”, the table is amended to include the following:

Brandon Pae Short-Term Municipal Bond Fund	Mr. Pae joined Wells Capital Management in 2012, where he currently serves as a Senior Research Analyst and Portfolio Manager.
Nicholos Venditti Short-Term Municipal Bond Fund

Mr. Venditti joined Wells Capital Management or one of its predecessor firms in 2020, where he currently serves as a Senior Portfolio Manager. Prior to joining WFAM, Nick spent 10 years at Thornburg Investment Management, most recently as a Senior Portfolio Manager and Head of the Municipal Bond Group.

II. Statement of Additional Information In the section entitled “Manager and Other Service Providers - Portfolio Managers”, the Management of Other Accounts and Beneficial Ownership tables are amended to add the following information:

Brandon Pae[1]	Registered Investment Companies
	Number of Accounts	2
	Total Assets Managed	$1.59 B
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
1.	This portoflio manager was added to the Fund on September 1, 2020. The information presented for this Fund is as of June 30, 2019, at which time they were not a manager of the Fund.

Nicholos Venditti[1]	Registered Investment Companies
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles

Number of Accounts	0
Total Assets Managed	$0
Number of Accounts Subject to Performance Fee	0
Assets of Accounts Subject to Performance Fee	$0
Other Accounts
Number of Accounts	0
Total Assets Managed	$0
Number of Accounts Subject to Performance Fee	0
Assets of Accounts Subject to Performance Fee	$0
1.	This portoflio manager was added to the Fund on September 1, 2020. The information presented for this Fund is as of June 30, 2019, at which time they were not a manager of the Fund.

Portfolio Manager	Fund	Dollar Range of Holdings in Fund
Brandon Pae	Short-Term Municipal Bond Fund	$0
Nicholos Venditti	Short-Term Municipal Bond Fund	$0

August 28, 2020	MIR090/P1101S4